Prior Period Adjustment (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Stock Based Compensation [Member]
Impairment Effects on Earnings Per Share [Line Items]
Adjustment amount	$ 1,308,290
Indefinite-lived Intangible Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Adjustment amount	$ 283,345